Document and Entity Information	Jan. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001127371
Document Type	8-K
Document Period End Date	Jan. 30, 2024
Entity Registrant Name	CENTRAL VALLEY COMMUNITY BANCORP
Entity Incorporation State Country Code	CA
Entity File Number	000-31977
Entity Tax Identification Number	77-0539125
Entity Address, Address Line One	7100 N. Financial Dr.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93720
City Area Code	(559)
Local Phone Number	298-1775
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, no par value
Trading Symbol	CVCY
Security Exchange Name	NASDAQ